THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------


Check here if Amendment [X]             Amendment Number :  1
                                                           ---

   This Amendment (Check only one): [ ]   is a restatement

                                    [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         WS Capital Management, L.P.
              ---------------------------------------
Address:      300 Crescent Court, Suite 880
              ---------------------------------------
              Dallas, Texas 75201
              ---------------------------------------

Form 13F File Number:  28-10349
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Reid S. Walker                     Contact Person: Joseph I. Worsham, II
        -----------------------------
Title:  Member of WS Capital,
        L.L.C., general partner of
        WS Capital Management, L.P.
        -----------------------------
Phone:  (214) 756-6056
        -----------------------------

Signature, Place and Date of Signing:

/s/ Reid S. Walker              Dallas, Texas        August 13, 2004
--------------------------    -----------------    -------------------
(Signature)                     (City, State)            (Date)

Report Type ( Check only one):


[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                23
Form 13F Information Table Value Total:           $47,125
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTION
 PERFORMANCE
 CO INC             COM          004933107          760      40,000    SH           SHARED(2)                         40,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN
 CAPITAL
 STRATEGIES         COM          024937104        1,126      45,000    SH           SHARED(2)                         45,000
------------------------------------------------------------------------------------------------------------------------------------
AVID
 TECHNOLOGY
 INC                COM          05367P100          707      20,000    SH           SHARED(2)                         20,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON
 COMMUNICATION      COM          100582105        6,933     410,000    SH           SHARED(2)                        410,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURY
 BUSINESS
 CVCS INC           COM          156490104        1,766     548,500    SH           SHARED(2)                        548,500
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA
 SPORTSWEAR
 CO                 COM          198516106        1,028      20,000    SH           SHARED(2)                         20,000
------------------------------------------------------------------------------------------------------------------------------------
COOPER COS
 INC                COM NEW      216648402          348      10,000    SH           SHARED(2)                         10,000
------------------------------------------------------------------------------------------------------------------------------------
CTI MOLECULAR
 IMAGING INC        COM          22943D105          145       7,800    SH           SHARED(2)                          7,800
------------------------------------------------------------------------------------------------------------------------------------
DOT HILL
 SYS CORP           COM          25848T109        9,376     715,700    SH           SHARED(2)                        715,700
------------------------------------------------------------------------------------------------------------------------------------
HOLLY CORP      COM PAR $0.01    435758305        6,687     242,300    SH           SHARED(2)                        242,300
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
 CORP NEW          COM SER A     530718105          694      60,000    SH           SHARED(2)                         60,000
------------------------------------------------------------------------------------------------------------------------------------
MIPS
 TECHNOLOGIES
 INC                CL A         604567107          287     113,000    SH           SHARED(2)                        113,000
------------------------------------------------------------------------------------------------------------------------------------
NCE
 PETROFUND 1    TR UT NEW 2001   62885E406        1,361     139,200    SH             SOLE(1)              139,200
------------------------------------------------------------------------------------------------------------------------------------
NICOR INC           COM          654086107        2,731      73,600    SH           SHARED(2)                         73,600
------------------------------------------------------------------------------------------------------------------------------------
OMNIVISION
 TECHNOLOGIES
 INC                COM          682128103        3,580     115,000    SH           SHARED(2)                        115,000
------------------------------------------------------------------------------------------------------------------------------------
PARKER
 DRILLING CO        COM          701081101          216      74,300    SH           SHARED(2)                         74,300
------------------------------------------------------------------------------------------------------------------------------------
PERSISTENCE
 SOFTWARE INC       COM          715329108           87      23,390    SH             SOLE(1)               23,390
------------------------------------------------------------------------------------------------------------------------------------
PICCADILLY
 CAFETERIAS INC     COM          719567109           92     132,841    SH           SHARED(2)                        132,841
------------------------------------------------------------------------------------------------------------------------------------
PRE PAID LEGAL
 SVCS INC           COM          740065107        3,272     133,400    SH           SHARED(2)                        133,400
------------------------------------------------------------------------------------------------------------------------------------
SILICON
 LABORATORIES INC   COM          826919102        5,401     202,900    SH           SHARED(2)                        202,900
------------------------------------------------------------------------------------------------------------------------------------
TYLER
 TECHNOLOGIES INC   COM          902252105          540     127,100    SH             SOLE(1)              127,100
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE
 RADIO HLDGS INC    CL A         983759101          549      50,000    SH             SOLE(1)               50,000
------------------------------------------------------------------------------------------------------------------------------------
Z TEL
 TECHNOLOGIES INC   COM          988792107          199      77,700    SH            OTHER(3)                         77,700
------------------------------------------------------------------------------------------------------------------------------------


(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.